Equity - Restricted Stock Units Narrative (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 18.7	$ 22.0	$ 12.4
Total unrecognized compensation expense	$ 37.6
Performance based stock options [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period	708,446
Other than options - granted in period, weighted average fair value	$ 30.37
Other than options - grant date fair value	$ 21.5
Total unrecognized compensation expense	$ 16.9
Total unrecognized compensation expense weighted-average period	1 year 1 month 6 days
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period	114,287
Stock-based compensation expense	$ 1.4
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	$ 20.7
Total unrecognized compensation expense weighted-average period	1 year 4 months 27 days
Continuing Operations [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 8.1	14.3	7.8
Continuing Operations [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	9.1	7.6	4.5
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.5	0.5	0.3
Discontinued Operations [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.4	0.4	0.3
Discontinued Operations [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 0.1	$ 0.1	$ 0.1